WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 44.0%
COMMUNICATION SERVICES - 4.4%
Diversified Telecommunication Services - 1.2%
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	$500,000	$569,137
Verizon Communications Inc., Senior Notes (3 mo. USD LIBOR + 1.100%)	1.380%	5/15/25	2,620,000	2,679,137	(a)

Total Diversified Telecommunication Services				3,248,274

Media - 2.5%
Charter Communications Operating LLC/ Charter Communications Operating Capital, Senior Secured Notes (3 mo. USD LIBOR + 1.650%)	1.901%	2/1/24	3,000,000	3,083,592	(a)
Comcast Corp., Senior Notes	2.850%	1/15/23	1,750,000	1,868,642
Fox Corp., Senior Notes	4.030%	1/25/24	1,000,000	1,105,441
Time Warner Entertainment Co. LP, Senior Secured Notes	8.375%	3/15/23	300,000	356,970

Total Media				6,414,645

Wireless Telecommunication Services - 0.7%
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	480,000	614,100
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	80,000	89,100
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	3.360%	9/20/21	156,250	158,322	(b)
Vodafone Group PLC, Senior Notes (3 mo. USD LIBOR + 0.990%)	1.261%	1/16/24	1,020,000	1,027,980	(a)

Total Wireless Telecommunication Services				1,889,502

TOTAL COMMUNICATION SERVICES				11,552,421

CONSUMER DISCRETIONARY - 2.6%
Automobiles - 1.0%
American Honda Finance Corp., Senior Notes (3 mo. USD LIBOR + 0.350%)	0.599%	11/5/21	250,000	250,532	(a)
Ford Motor Credit Co. LLC, Senior Notes (3 mo. USD LIBOR + 0.810%)	1.114%	4/5/21	400,000	394,044	(a)
General Motors Financial Co. Inc., Senior Notes	3.700%	11/24/20	330,000	331,385
General Motors Financial Co. Inc., Senior Notes (3 mo. USD LIBOR + 0.850%)	1.118%	4/9/21	1,000,000	999,856	(a)
Toyota Motor Credit Corp., Senior Notes (3 mo. USD LIBOR + 0.280%)	0.546%	4/13/21	500,000	500,688	(a)

Total Automobiles				2,476,505

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2020 Quarterly Report	1

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Hotels, Restaurants & Leisure - 0.7%
Marriott International Inc., Senior Notes (3 mo. USD LIBOR + 0.650%)	0.968%	3/8/21	$636,000	$632,973	(a)
McDonald’s Corp., Senior Notes	3.350%	4/1/23	500,000	535,944
McDonald’s Corp., Senior Notes	3.700%	1/30/26	470,000	537,548

Total Hotels, Restaurants & Leisure				1,706,465

Multiline Retail - 0.3%
Dollar General Corp., Senior Notes	3.250%	4/15/23	25,000	26,575
Dollar Tree Inc., Senior Notes	3.700%	5/15/23	800,000	862,614

Total Multiline Retail				889,189

Oil, Gas & Consumable Fuels - 0.4%
Shell International Finance BV, Senior Notes (3 mo. USD LIBOR + 0.400%)	0.654%	11/13/23	1,100,000	1,102,909	(a)

Specialty Retail - 0.2%
Home Depot Inc., Senior Notes	3.250%	3/1/22	500,000	522,797
Target Corp., Senior Notes	2.250%	4/15/25	90,000	96,632

Total Specialty Retail				619,429

TOTAL CONSUMER DISCRETIONARY				6,794,497

CONSUMER STAPLES - 3.7%
Beverages - 1.2%
Anheuser-Busch InBev Worldwide Inc., Senior Notes (3 mo. USD LIBOR + 0.740%)	1.006%	1/12/24	1,645,000	1,661,614	(a)
Coca-Cola Co., Senior Notes	3.200%	11/1/23	500,000	545,455
Constellation Brands Inc., Senior Notes (3 mo. USD LIBOR + 0.700%)	0.980%	11/15/21	740,000	740,045	(a)

Total Beverages				2,947,114

Food & Staples Retailing - 0.2%
Walmart Inc., Senior Notes	3.400%	6/26/23	500,000	542,298

Food Products - 0.5%
Kraft Heinz Foods Co., Senior Notes (3 mo. USD LIBOR + 0.570%)	0.813%	2/10/21	250,000	249,486	(a)
Mondelez International Inc., Senior Notes	0.625%	7/1/22	500,000	502,543
Nestle Holdings Inc., Senior Notes	3.350%	9/24/23	500,000	544,139	(b)

Total Food Products				1,296,168

Tobacco - 1.8%
Altria Group Inc., Senior Notes	3.490%	2/14/22	1,800,000	1,878,428
Altria Group Inc., Senior Notes	2.350%	5/6/25	300,000	318,914
BAT Capital Corp., Senior Notes	2.764%	8/15/22	690,000	717,362

See Notes to Schedule of Investments.

2	Western Asset Ultra-Short Income Fund 2020 Quarterly Report

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Tobacco - (continued)
Philip Morris International Inc., Senior Notes	2.500%	11/2/22	$500,000	$522,055
Philip Morris International Inc., Senior Notes	1.125%	5/1/23	1,300,000	1,322,922

Total Tobacco				4,759,681

TOTAL CONSUMER STAPLES				9,545,261

ENERGY - 3.5%
Energy Equipment & Services - 0.1%
Halliburton Co., Senior Notes	3.250%	11/15/21	180,000	184,522

Oil, Gas & Consumable Fuels - 3.4%
BP Capital Markets America Inc., Senior Notes	3.216%	11/28/23	750,000	809,330
BP Capital Markets PLC, Senior Notes (3 mo. USD LIBOR + 0.870%)	1.191%	9/16/21	1,000,000	1,006,823	(a)
Chevron Corp., Senior Notes	1.141%	5/11/23	200,000	204,287
Chevron Corp., Senior Notes (3 mo. USD LIBOR + 0.530%)	0.867%	3/3/22	800,000	805,473	(a)
Enterprise Products Operating LLC, Senior Notes	2.800%	2/15/21	500,000	505,542
Enterprise Products Operating LLC, Senior Notes	3.750%	2/15/25	500,000	559,261
EOG Resources Inc., Senior Notes	4.100%	2/1/21	300,000	304,493
Exxon Mobil Corp., Senior Notes	1.571%	4/15/23	300,000	309,735
Exxon Mobil Corp., Senior Notes (3 mo. USD LIBOR + 0.370%)	0.688%	3/6/22	440,000	442,465	(a)
Kinder Morgan Inc., Senior Notes (3 mo. USD LIBOR + 1.280%)	1.555%	1/15/23	1,065,000	1,070,056	(a)
Petrobras Global Finance BV, Senior Notes	6.125%	1/17/22	235,000	248,751
Range Resources Corp., Senior Notes	4.875%	5/15/25	399,000	373,274
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	480,000	531,900
Western Midstream Operating LP, Senior Notes (3 mo. USD LIBOR + 1.850%)	2.116%	1/13/23	650,000	617,751	(a)
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	1,118,000	1,198,130

Total Oil, Gas & Consumable Fuels				8,987,271

TOTAL ENERGY				9,171,793

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2020 Quarterly Report	3

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FINANCIALS - 19.0%
Banks - 13.8%
Banco Santander SA, Senior Notes	3.125%	2/23/23	$200,000	$210,660
Banco Santander SA, Senior Notes (3 mo. USD LIBOR + 1.120%)	1.386%	4/12/23	200,000	201,170	(a)
Banco Santander SA, Senior Notes (3 mo. USD LIBOR + 1.560%)	1.826%	4/11/22	1,000,000	1,010,530	(a)
Bank of America Corp., Senior Notes (3 mo. USD LIBOR + 0.790%)	1.117%	3/5/24	1,800,000	1,812,723	(a)
Bank of America Corp., Senior Notes (3 mo. USD LIBOR + 0.960%)	1.216%	7/23/24	500,000	504,842	(a)
Bank of America Corp., Senior Notes (3 mo. USD LIBOR + 1.000%)	1.264%	4/24/23	800,000	808,313	(a)
Bank of America Corp., Senior Notes (3.004% to 12/20/22 then 3 mo. USD LIBOR + 0.790%)	3.004%	12/20/23	900,000	948,765	(a)
Bank of America Corp., Subordinated Notes (3 mo. USD LIBOR + 0.760%)	1.073%	9/15/26	200,000	196,531	(a)
Bank of Nova Scotia, Senior Notes (3 mo. USD LIBOR + 0.640%)	0.958%	3/7/22	600,000	604,677	(a)
Banque Federative du Credit Mutuel SA, Senior Notes (3 mo. USD LIBOR + 0.960%)	1.232%	7/20/23	1,000,000	1,014,578	(a)(c)
Barclays PLC, Senior Notes (3 mo. USD LIBOR + 1.380%)	1.660%	5/16/24	1,200,000	1,206,907	(a)
BNP Paribas SA, Senior Notes	3.500%	3/1/23	450,000	479,593	(b)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	400,000	417,804	(a)(b)
BPCE SA, Senior Notes (3 mo. USD LIBOR + 1.220%)	1.476%	5/22/22	250,000	252,971	(a)(b)
CIT Group Inc., Senior Notes	5.000%	8/1/23	450,000	477,304
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	480,000	518,517	(a)(d)
Citigroup Inc., Senior Notes (3 mo. USD LIBOR + 0.950%)	1.214%	7/24/23	2,000,000	2,017,355	(a)
Citigroup Inc., Senior Notes (3 mo. USD LIBOR + 1.430%)	1.676%	9/1/23	2,050,000	2,084,420	(a)
Cooperatieve Rabobank UA, Senior Notes	4.625%	12/1/23	750,000	836,362
Danske Bank A/S, Senior Notes (3 mo. USD LIBOR + 1.060%)	1.378%	9/12/23	1,170,000	1,155,756	(a)(b)

See Notes to Schedule of Investments.

4	Western Asset Ultra-Short Income Fund 2020 Quarterly Report

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Goldman Sachs Group Inc., Senior Notes (3 mo. USD LIBOR + 0.780%)	1.041%	10/31/22	$1,000,000	$1,004,905	(a)
Goldman Sachs Group Inc., Senior Notes (3 mo. USD LIBOR + 1.000%)	1.264%	7/24/23	3,150,000	3,178,300	(a)
HSBC Holdings PLC, Senior Notes (3 mo. USD LIBOR + 1.000%)	1.270%	5/18/24	1,340,000	1,344,067	(a)
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	200,000	208,146	(b)
JPMorgan Chase & Co., Senior Notes (3 mo. USD LIBOR + 0.850%)	1.123%	1/10/25	1,190,000	1,200,543	(a)
JPMorgan Chase & Co., Senior Notes (3 mo. USD LIBOR + 1.230%)	1.494%	10/24/23	3,300,000	3,361,111	(a)
Lloyds Banking Group PLC, Senior Notes (2.907% to 11/7/22 then 3 mo. USD LIBOR + 0.810%)	2.907%	11/7/23	200,000	209,240	(a)
Mitsubishi UFJ Financial Group Inc., Senior Notes (3 mo. USD LIBOR + 0.920%)	1.176%	2/22/22	500,000	505,137	(a)
Royal Bank of Scotland Group PLC, Senior Notes (3 mo. USD LIBOR + 1.470%)	1.750%	5/15/23	800,000	804,889	(a)
Santander UK PLC, Senior Notes (3 mo. USD LIBOR + 0.660%)	0.940%	11/15/21	200,000	201,232	(a)
Sumitomo Mitsui Financial Group Inc., Senior Notes (3 mo. USD LIBOR + 0.740%)	1.012%	10/18/22	300,000	301,976	(a)
Sumitomo Mitsui Financial Group Inc., Senior Notes (3 mo. USD LIBOR + 0.800%)	1.071%	10/16/23	1,200,000	1,208,372	(a)
Svenska Handelsbanken AB, Senior Notes (3 mo. USD LIBOR + 0.470%)	0.726%	5/24/21	330,000	331,126	(a)
U.S. Bank N.A., Senior Notes	1.800%	1/21/22	1,000,000	1,021,334
Wachovia Capital Trust III Ltd., Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	10/1/20	1,020,000	1,026,905	(a)(d)
Wells Fargo & Co., Senior Notes (3 mo. USD LIBOR + 1.230%)	1.491%	10/31/23	3,150,000	3,196,079	(a)

Total Banks				35,863,140

Capital Markets - 2.3%
Bank of New York Mellon Corp., Senior Notes	2.050%	5/3/21	500,000	505,252
Bank of New York Mellon Corp., Senior Notes	1.600%	4/24/25	200,000	208,897

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2020 Quarterly Report	5

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - (continued)
Credit Suisse Group AG, Senior Notes (2.193% to 6/5/25 then SOFR + 2.044%)	2.193%	6/5/26	$250,000	$258,429	(a)(b)
Credit Suisse Group AG, Senior Notes (3 mo. USD LIBOR + 1.200%)	1.513%	12/14/23	750,000	756,765	(a)(b)
Goldman Sachs Group Inc., Senior Notes	3.500%	4/1/25	150,000	166,378
Morgan Stanley, Senior Notes	3.750%	2/25/23	1,200,000	1,295,787
Morgan Stanley, Senior Notes (3 mo. USD LIBOR + 1.220%)	1.463%	5/8/24	750,000	761,847	(a)
Morgan Stanley, Subordinated Notes	4.875%	11/1/22	1,000,000	1,089,947
UBS AG, Senior Notes	1.750%	4/21/22	200,000	204,135	(b)
UBS Group AG, Senior Notes	3.491%	5/23/23	800,000	839,515	(b)

Total Capital Markets				6,086,952

Consumer Finance - 1.4%
AIG Global Funding, Secured Notes	0.800%	7/7/23	300,000	302,442	(b)
Air Lease Corp., Senior Notes	3.750%	2/1/22	300,000	306,550
American Express Co., Senior Notes	2.650%	12/2/22	1,000,000	1,050,078
American Express Co., Senior Notes	3.400%	2/27/23	1,400,000	1,498,028
Caterpillar Financial Services Corp., Senior Notes (3 mo. USD LIBOR + 0.510%)	0.790%	5/15/23	500,000	502,291	(a)

Total Consumer Finance				3,659,389

Diversified Financial Services - 0.7%
National Securities Clearing Corp., Senior Notes	1.200%	4/23/23	1,000,000	1,019,321	(b)
National Securities Clearing Corp., Senior Notes	1.500%	4/23/25	250,000	259,462	(b)
Syngenta Finance NV, Senior Notes	3.933%	4/23/21	440,000	445,745	(b)

Total Diversified Financial Services				1,724,528

Insurance - 0.8%
Allstate Corp., Senior Notes (3 mo. USD LIBOR + 0.430%)	0.736%	3/29/21	600,000	601,347	(a)
Allstate Corp., Senior Notes (3 mo. USD LIBOR + 0.630%)	0.936%	3/29/23	1,000,000	1,009,263	(a)
Ambac Assurance Corp., Subordinated Notes	5.100%	6/7/2169	1,627	2,233	(b)

See Notes to Schedule of Investments.

6	Western Asset Ultra-Short Income Fund 2020 Quarterly Report

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Insurance - (continued)
Ambac LSNI LLC, Senior Secured Notes (3 mo. USD LIBOR + 5.000%)	6.000%	2/12/23	$6,025	$6,018	(a)(b)
New York Life Global Funding, Senior Secured Notes	0.950%	6/24/25	390,000	395,017	(b)

Total Insurance				2,013,878

TOTAL FINANCIALS				49,347,887

HEALTH CARE - 5.4%
Biotechnology - 1.1%
AbbVie Inc., Senior Notes	2.300%	11/21/22	1,000,000	1,039,849	(b)
AbbVie Inc., Senior Notes	3.750%	11/14/23	500,000	548,649
AbbVie Inc., Senior Notes	2.600%	11/21/24	200,000	214,235	(b)
Gilead Sciences Inc., Senior Notes	4.400%	12/1/21	500,000	519,620
Gilead Sciences Inc., Senior Notes	3.700%	4/1/24	500,000	553,220

Total Biotechnology				2,875,573

Health Care Equipment & Supplies - 0.5%
Becton Dickinson and Co., Senior Notes	2.894%	6/6/22	200,000	207,696
Becton Dickinson and Co., Senior Notes (3 mo. USD LIBOR + 1.030%)	1.348%	6/6/22	1,054,000	1,062,790	(a)

Total Health Care Equipment & Supplies				1,270,486

Health Care Providers & Services - 2.8%
CIGNA Corp., Senior Notes (3 mo. USD LIBOR + 0.890%)	1.165%	7/15/23	2,445,000	2,473,896	(a)
CVS Health Corp., Senior Notes	3.700%	3/9/23	626,000	674,227
CVS Health Corp., Senior Notes	2.625%	8/15/24	300,000	321,674
CVS Health Corp., Senior Notes (3 mo. USD LIBOR + 0.720%)	1.033%	3/9/21	1,200,000	1,204,036	(a)
Humana Inc., Senior Notes	3.150%	12/1/22	1,000,000	1,052,682
Humana Inc., Senior Notes	4.500%	4/1/25	200,000	231,687
UnitedHealth Group Inc., Senior Notes	2.375%	10/15/22	1,000,000	1,044,266
UnitedHealth Group Inc., Senior Notes	2.375%	8/15/24	300,000	321,610

Total Health Care Providers & Services				7,324,078

Pharmaceuticals - 1.0%
AbbVie Inc., Senior Notes (3 mo. USD LIBOR + 0.650%)	0.897%	11/21/22	1,040,000	1,045,465	(a)(b)
Bristol-Myers Squibb Co., Senior Notes	2.600%	5/16/22	1,500,000	1,559,629

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2020 Quarterly Report	7

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pharmaceuticals - (continued)
Teva Pharmaceutical Finance IV BV, Senior Notes	3.650%	11/10/21	$30,000	$30,157
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	50,000	50,016

Total Pharmaceuticals				2,685,267

TOTAL HEALTH CARE				14,155,404

INDUSTRIALS - 2.8%
Aerospace & Defense - 1.1%
Boeing Co., Senior Notes	1.875%	6/15/23	300,000	298,177
Boeing Co., Senior Notes	4.875%	5/1/25	700,000	762,479
General Dynamics Corp., Senior Notes	3.250%	4/1/25	1,010,000	1,123,950
Northrop Grumman Corp., Senior Notes	2.550%	10/15/22	550,000	575,617

Total Aerospace & Defense				2,760,223

Airlines - 0.0%††
Delta Air Lines Pass-Through Certificates Trust	8.021%	8/10/22	5,942	5,585

Commercial Services & Supplies - 0.2%
Republic Services Inc., Senior Notes	5.250%	11/15/21	300,000	317,238
Republic Services Inc., Senior Notes	2.500%	8/15/24	200,000	213,797

Total Commercial Services & Supplies				531,035

Electrical Equipment - 0.8%
General Electric Co., Senior Notes (3 mo. USD LIBOR + 1.000%)	1.313%	3/15/23	2,000,000	2,000,180	(a)

Industrial Conglomerates - 0.5%
3M Co., Senior Notes	2.250%	3/15/23	700,000	733,047
Honeywell International Inc., Senior Notes	1.850%	11/1/21	500,000	508,435

Total Industrial Conglomerates				1,241,482

Machinery - 0.2%
John Deere Capital Corp., Senior Notes (3 mo. USD LIBOR + 0.550%)	0.868%	6/7/23	635,000	639,993	(a)

TOTAL INDUSTRIALS				7,178,498

INFORMATION TECHNOLOGY - 1.9%
IT Services - 0.7%
PayPal Holdings Inc., Senior Notes	1.350%	6/1/23	700,000	716,868
PayPal Holdings Inc., Senior Notes	2.400%	10/1/24	500,000	534,166
Visa Inc., Senior Notes	3.150%	12/14/25	500,000	562,535

Total IT Services				1,813,569

See Notes to Schedule of Investments.

8	Western Asset Ultra-Short Income Fund 2020 Quarterly Report

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Semiconductors & Semiconductor Equipment - 0.3%
Broadcom Inc., Senior Notes	2.250%	11/15/23	$500,000	$520,255
Broadcom Inc., Senior Notes	3.150%	11/15/25	300,000	325,410
Texas Instruments Inc., Senior Notes	1.375%	3/12/25	10,000	10,376

Total Semiconductors & Semiconductor Equipment				856,041

Software - 0.2%
Oracle Corp., Senior Notes	2.800%	7/8/21	500,000	510,885

Technology Hardware, Storage & Peripherals - 0.7%
Apple Inc., Senior Notes	2.500%	2/9/22	500,000	515,490
Dell International LLC/EMC Corp., Senior Secured Notes	4.420%	6/15/21	1,204,000	1,235,257	(b)

Total Technology Hardware, Storage & Peripherals				1,750,747

TOTAL INFORMATION TECHNOLOGY				4,931,242

MATERIALS - 0.2%
Chemicals - 0.2%
Equate Petrochemical BV, Senior Notes	3.000%	3/3/22	380,000	386,306	(b)

UTILITIES - 0.5%
Electric Utilities - 0.5%
FirstEnergy Corp., Senior Notes	2.850%	7/15/22	300,000	308,396
FirstEnergy Corp., Senior Notes	4.250%	3/15/23	500,000	530,735
Pacific Gas and Electric Co., Secured Bonds	4.250%	8/1/23	500,000	534,249

TOTAL UTILITIES				1,373,380

TOTAL CORPORATE BONDS & NOTES (Cost - $113,463,432)				114,436,689

ASSET-BACKED SECURITIES - 22.2%
ACIS CLO Ltd., 2014-3A A1A (3 mo. USD LIBOR + 1.510%)	1.761%	2/1/26	62,242	62,264	(a)(b)
ACIS CLO Ltd., 2014-4A A (3 mo. USD LIBOR + 1.420%)	1.671%	5/1/26	132,081	132,085	(a)(b)
ACIS CLO Ltd., 2015-6A A1 (3 mo. USD LIBOR + 1.590%)	1.841%	5/1/27	240,160	240,215	(a)(b)
Aegis Asset Backed Securities Trust, 2005-5 M1 (1 mo. USD LIBOR + 0.430%)	0.605%	12/25/35	1,700,000	1,600,540	(a)
Aegis Asset Backed Securities Trust Mortgage Pass-Through Certificates, 2005-4 M2 (1 mo. USD LIBOR + 0.470%)	0.645%	10/25/35	560,000	519,732	(a)
Allegro CLO II-S Ltd., 2014-1RA A1 (3 mo. USD LIBOR + 1.080%)	1.351%	10/21/28	1,100,000	1,093,319	(a)(b)
Ameriquest Mortgage Securities Inc., Asset-Backed Pass-Through Certificates, 2005-R7 M2 (1 mo. USD LIBOR + 0.500%)	0.675%	9/25/35	215,935	215,735	(a)

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2020 Quarterly Report	9

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Apex Credit CLO Ltd., 2017-1A A1 (3 mo. USD LIBOR + 1.470%)	1.734%	4/24/29	$739,528	$738,993	(a)(b)
Ares XLIII CLO Ltd., 2017-43A A (3 mo. USD LIBOR + 1.220%)	1.495%	10/15/29	250,000	249,370	(a)(b)
Avery Point V CLO Ltd., 2014-5A AR (3 mo. USD LIBOR + 0.980%)	1.253%	7/17/26	148,497	148,127	(a)(b)
Avery Point VI CLO Ltd., 2015-6A AR (3 mo. USD LIBOR + 1.050%)	1.299%	8/5/27	499,884	497,876	(a)(b)
Avery Point VII CLO Ltd., 2015-7A AR (3 mo. USD LIBOR + 1.140%)	1.415%	1/15/28	500,000	498,635	(a)(b)
Avis Budget Rental Car Funding AESOP LLC, 2017-2A A	2.970%	3/20/24	400,000	410,266	(b)
Avis Budget Rental Car Funding AESOP LLC, 2020-2A A	2.020%	2/20/27	600,000	602,753	(b)
Ballyrock CLO Ltd., 2019-2A A1B (3 mo. USD LIBOR + 1.750%)	2.003%	11/20/30	250,000	246,844	(a)(b)
Benefit Street Partners CLO VII Ltd., 2015- VIIA A1AR (3 mo. USD LIBOR + 0.780%)	1.052%	7/18/27	146,396	145,373	(a)(b)(e)
Black Diamond CLO Ltd., 2017-1A A1A (3 mo. USD LIBOR + 1.290%)	1.554%	4/24/29	250,000	248,716	(a)(b)
Bowman Park CLO Ltd., 2014-1A AR (3 mo. USD LIBOR + 1.180%)	1.436%	11/23/25	57,518	57,474	(a)(b)
California Street CLO XII, Ltd., 2013-12A AR (3 mo. USD LIBOR + 1.030%)	1.305%	10/15/25	317,607	316,874	(a)(b)
Capital One Multi-Asset Execution Trust, 2016-A7 A7 (1 mo. USD LIBOR + 0.510%)	0.672%	9/16/24	1,500,000	1,508,714	(a)
Carlyle Global Market Strategies CLO Ltd., 2015-3A A1R (3 mo. USD LIBOR + 1.000%)	1.247%	7/28/28	500,000	498,000	(a)(b)
Cedar Funding VI CLO Ltd., 2016-6A AR (3 mo. USD LIBOR + 1.090%)	1.362%	10/20/28	260,000	259,144	(a)(b)
CIFC Funding Ltd., 2017-1A AR (3 mo. USD LIBOR + 1.010%)	1.281%	4/23/29	250,000	247,402	(a)(b)
Citigroup Mortgage Loan Trust Inc., 2007- WFH3 A3 (1 mo. USD LIBOR + 0.250%)	0.425%	6/25/37	234,476	233,084	(a)
Credit Suisse European Mortgage Capital Ltd., 2019-1OTF A (3 mo. USD LIBOR + 2.900%)	3.168%	8/9/24	985,000	976,167	(a)(b)
Cumberland Park CLO Ltd., 2015-2A BR (3 mo. USD LIBOR + 1.400%)	1.672%	7/20/28	250,000	246,026	(a)(b)

See Notes to Schedule of Investments.

10	Western Asset Ultra-Short Income Fund 2020 Quarterly Report

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Cutwater Ltd., 2014-1A A1AR (3 mo. USD LIBOR + 1.250%)	1.525%	7/15/26	$768,373	$767,229	(a)(b)
Cutwater Ltd., 2015-1A AR (3 mo. USD LIBOR + 1.220%)	1.495%	1/15/29	736,910	730,980	(a)(b)
CWABS Revolving Home Equity Loan Trust, 2004-B 1A (1 mo. USD LIBOR + 0.220%)	0.382%	2/15/29	926,604	913,402	(a)
DRB Prime Student Loan Trust, 2015-D A1 (1 mo. USD LIBOR + 1.700%)	1.875%	1/25/40	603,031	604,529	(a)(b)
Dryden 75 CLO Ltd., 2019-75A AR (3 mo. USD LIBOR + 1.200%)	1.475%	7/15/30	250,000	248,397	(a)(b)
ECMC Group Student Loan Trust, 2016-1A A (1 mo. USD LIBOR + 1.350%)	1.525%	7/26/66	2,076,833	2,075,659	(a)(b)
Enterprise Fleet Financing LLC, 2017-3 A3	2.360%	5/20/23	1,300,000	1,315,937	(b)
Flatiron CLO Ltd., 2017-1A A (3 mo. USD LIBOR + 1.250%)	1.530%	5/15/30	780,000	777,543	(a)(b)
Ford Credit Floorplan Master Owner Trust, 2018-4 A	4.060%	11/15/30	670,000	759,085
Grippen Park CLO Ltd., 2017-1A A (3 mo. USD LIBOR + 1.260%)	1.532%	1/20/30	500,000	498,599	(a)(b)
Halcyon Loan Advisors Funding Ltd., 2015-2A AR (3 mo. USD LIBOR + 1.080%)	1.325%	7/25/27	713,764	711,009	(a)(b)
Hertz Vehicle Financing II LP, 2016-2A C	4.990%	3/25/22	450,000	442,142	(b)
Hertz Vehicle Financing II LP, 2019-3A B	3.030%	12/26/25	700,000	698,205	(b)
Home Equity Mortgage Loan Asset- Backed Trust, 2005-C M2 (1 mo. USD LIBOR + 0.500%)	0.675%	10/25/35	798,860	772,096	(a)
Jamestown CLO IV Ltd., 2014-4A A2R (3 mo. USD LIBOR + 1.350%)	1.625%	7/15/26	250,000	247,764	(a)(b)
JFIN CLO Ltd., 2015-1A A1AR (3 mo. USD LIBOR + 0.800%)	1.113%	3/15/26	133,889	133,026	(a)(b)
Merrill Lynch Mortgage Investors Trust, 2006-HE1 M1 (1 mo. USD LIBOR + 0.390%)	0.565%	12/25/36	214,530	213,339	(a)
Midocean Credit CLO VII, 2017-7A BR (3 mo. USD LIBOR + 1.600%)	1.875%	7/15/29	500,000	484,384	(a)(b)
Morgan Stanley Capital I Inc. Trust, 2006- NC2 A2D (1 mo. USD LIBOR + 0.290%)	0.465%	2/25/36	547,580	536,211	(a)
MP CLO VIII Ltd., 2015-2A AR (3 mo. USD LIBOR + 0.910%)	1.157%	10/28/27	494,256	491,785	(a)(b)

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2020 Quarterly Report	11

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Navient Private Education Loan Trust, 2015-AA A2B (1 mo. USD LIBOR + 1.200%)	1.362%	12/15/28	$767,868	$766,396	(a)(b)
Navient Private Education Refi Loan Trust, 2019-A A2A	3.420%	1/15/43	209,000	214,857	(b)
Navient Private Education Refi Loan Trust, 2019-A A2B (1 mo. USD LIBOR + 0.900%)	1.062%	1/15/43	740,000	737,261	(a)(b)
Navient Student Loan Trust, 2015-1 A2 (1 mo. USD LIBOR + 0.600%)	0.775%	4/25/40	1,246,193	1,218,120	(a)
Navient Student Loan Trust, 2016-6A A3 (1 mo. USD LIBOR + 1.300%)	1.475%	3/25/66	2,000,000	1,992,020	(a)(b)
Navient Student Loan Trust, 2016-7A A (1 mo. USD LIBOR + 1.150%)	1.325%	3/25/66	963,158	957,988	(a)(b)
NCUA Guaranteed Notes Trust, 2010-A1 A (1 mo. USD LIBOR + 0.350%)	0.504%	12/7/20	473,020	473,658	(a)
Nelnet Student Loan Trust, 2015-2A A2 (1 mo. USD LIBOR + 0.600%)	0.775%	9/25/47	583,717	565,201	(a)(b)
New Century Home Equity Loan Trust, 2004-2 M2 (1 mo. USD LIBOR + 0.930%)	1.105%	8/25/34	706,469	689,672	(a)
North Carolina State Education Assistance Authority, 2011-1 A3 (3 mo. USD LIBOR + 0.900%)	1.145%	10/25/41	514,781	512,655	(a)
NovaStar Mortgage Funding Trust Series, 2003-1 M1 (1 mo. USD LIBOR + 1.425%)	1.600%	5/25/33	147,439	144,375	(a)
NovaStar Mortgage Funding Trust Series, 2003-3 A1 (1 mo. USD LIBOR + 0.710%)	0.885%	12/25/33	1,593,271	1,553,127	(a)
Oaktree CLO Ltd., 2015-1A A1R (3 mo. USD LIBOR + 0.870%)	1.142%	10/20/27	498,148	496,010	(a)(b)
Ocean Trails CLO IX, 2020-9A A1 (3 mo. USD LIBOR + 1.870%)	2.153%	10/15/29	500,000	500,236	(a)(b)
OHA Loan Funding Ltd., 2013-2A AR (3 mo. USD LIBOR + 1.040%)	1.296%	5/23/31	760,000	753,029	(a)(b)
Option One Mortgage Loan Trust, 2004-3 M1 (1 mo. USD LIBOR + 0.780%)	0.955%	11/25/34	1,439,069	1,424,457	(a)
Option One Mortgage Loan Trust, 2007- FXD1 1A1	5.866%	1/25/37	315,491	307,985
OZLM XII Ltd., 2015-12A A1R (3 mo. USD LIBOR + 1.050%)	1.318%	4/30/27	500,683	498,031	(a)(b)
OZLM XXII Ltd., 2018-22A A1 (3 mo. USD LIBOR + 1.070%)	1.343%	1/17/31	249,683	246,080	(a)(b)

See Notes to Schedule of Investments.

12	Western Asset Ultra-Short Income Fund 2020 Quarterly Report

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Parallel Ltd., 2020-1A A1 (3 mo. USD LIBOR + 1.825%)	1.983%	7/20/31	$500,000	$500,165	(a)(b)(f)
PHEAA Student Loan Trust, 2013-2A A1 (1 mo. USD LIBOR + 0.550%)	0.725%	4/25/30	431,763	424,258	(a)(b)
Renaissance Home Equity Loan Trust, 2003-2 A (1 mo. USD LIBOR + 0.880%)	1.055%	8/25/33	227,125	213,937	(a)
RR 3 Ltd., 2018-3A A1R2 (3 mo. USD LIBOR + 1.090%)	1.365%	1/15/30	650,000	644,983	(a)(b)
SLC Student Loan Trust, 2005-2 A3 (3 mo. USD LIBOR + 0.110%)	0.423%	3/15/27	297,300	296,857	(a)
SLM Student Loan Trust, 2006-10 A6 (3 mo. USD LIBOR + 0.150%)	0.395%	3/25/44	1,486,184	1,388,579	(a)
SLM Student Loan Trust, 2005-4 A3 (3 mo. USD LIBOR + 0.120%)	0.365%	1/25/27	605,141	599,048	(a)
SLM Student Loan Trust, 2005-5 A4 (3 mo. USD LIBOR + 0.140%)	0.385%	10/25/28	745,252	738,952	(a)
SLM Student Loan Trust, 2005-7 A4 (3 mo. USD LIBOR + 0.150%)	0.395%	10/25/29	438,915	431,047	(a)
SLM Student Loan Trust, 2006-2 A6 (3 mo. USD LIBOR + 0.170%)	0.415%	1/25/41	1,056,985	1,002,083	(a)
SLM Student Loan Trust, 2013-1 A3 (1 mo. USD LIBOR + 0.550%)	0.725%	5/26/55	1,045,594	1,030,790	(a)
SLM Student Loan Trust, 2013-6 A3 (1 mo. USD LIBOR + 0.650%)	0.825%	6/25/55	1,145,687	1,123,095	(a)
Small Business Administration, 2017-10A 1	2.845%	3/10/27	100,330	107,202
SMB Private Education Loan Trust, 2016-B A2B (1 mo. USD LIBOR + 1.450%)	1.612%	2/17/32	261,082	261,346	(a)(b)
Sofi Professional Loan Program LLC, 2019-A A2FX	3.690%	6/15/48	1,760,000	1,858,199	(b)
SoFi Professional Loan Program Trust, 2020-C AFX	1.950%	2/15/46	1,514,611	1,546,743	(b)
Sudbury Mill CLO Ltd., 2013-1A A1R (3 mo. USD LIBOR + 1.150%)	1.423%	1/17/26	449,942	449,189	(a)(b)
Tralee CLO V Ltd., 2018-5A B (3 mo. USD LIBOR + 1.700%)	1.972%	10/20/28	420,000	416,052	(a)(b)
Tralee CLO VI Ltd., 2019-6A AS (3 mo. USD LIBOR + 1.300%)	1.545%	10/25/32	430,000	429,258	(a)(b)
Tryon Park CLO Ltd., 2013-1A A1SR (3 mo. USD LIBOR + 0.890%)	1.165%	4/15/29	1,180,000	1,169,165	(a)(b)

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2020 Quarterly Report	13

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Voya CLO Ltd., 2018-3A A1A (3 mo. USD LIBOR + 1.150%)	1.425%	10/15/31	$1,000,000	$994,883	(a)(b)
Wendy’s Funding LLC, 2018-1A A2I	3.573%	3/15/48	1,218,750	1,263,381	(b)
WHITEBOX CLO I Ltd., 2019-1A ANA (3 mo. USD LIBOR + 1.410%)	1.674%	7/24/32	500,000	498,997	(a)(b)
Whitebox CLO II Ltd., 2020-2A A1 (3 mo. USD LIBOR + 1.750%)	1.991%	10/24/31	480,000	480,000	(a)(b)(f)
ZAIS CLO 13 Ltd., 2019-13A A1A (3 mo. USD LIBOR + 1.490%)	1.765%	7/15/32	250,000	249,875	(a)(b)
ZAIS CLO 5 Ltd., 2016-2A A1 (3 mo. USD LIBOR + 1.530%)	1.805%	10/15/28	246,134	245,403	(a)(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $58,131,903)				57,829,694

COLLATERALIZED MORTGAGE OBLIGATIONS(g) - 14.6%
280 Park Avenue Mortgage Trust, 2017- 280P A (1 mo. USD LIBOR + 0.880%)	1.042%	9/15/34	500,000	498,639	(a)(b)
Bear Stearns Asset Backed Securities Trust, 2003-AC5 A3 (1 mo. USD LIBOR + 1.100%)	1.275%	10/25/33	335,697	331,554	(a)
BHMS, 2018-ATLS A (1 mo. USD LIBOR + 1.250%)	1.412%	7/15/35	910,000	873,864	(a)(b)
BXMT Ltd., 2020-FL2 A (1 mo. USD LIBOR + 0.900%)	1.062%	2/16/37	940,000	920,260	(a)(b)
CAMB Commercial Mortgage Trust, 2019- LIFE A (1 mo. USD LIBOR + 1.070%)	1.232%	12/15/37	990,000	992,840	(a)(b)
Chevy Chase Mortgage Funding Corp., 2004-3A A2 (1 mo. USD LIBOR + 0.300%)	0.475%	8/25/35	2,494	2,470	(a)(b)
Chevy Chase Mortgage Funding Corp., 2004-4A A2 (1 mo. USD LIBOR + 0.290%)	0.465%	10/25/35	10,571	10,244	(a)(b)
Chevy Chase Mortgage Funding Corp., 2005-1A A2 (1 mo. USD LIBOR + 0.200%)	0.375%	1/25/36	4,270	3,929	(a)(b)
Citigroup Commercial Mortgage Trust, 2017-B1 A4	3.458%	8/15/50	330,000	374,354
CSMC Trust, 2010-3R 2A3	4.387%	12/26/36	298,444	303,599	(a)(b)
CSMC Trust, 2014-11R 15A2	3.532%	1/27/36	673,457	605,080	(a)(b)
CSMC Trust, 2019-AFC1 A1	2.573%	7/25/49	501,553	510,421	(b)
CSMC Trust, 2019-AFC1 A2, Step Bond	2.776%	7/25/49	501,553	510,362	(b)
CSMC Trust, 2019-AFC1 A3, Step Bond	2.877%	7/25/49	501,553	508,645	(b)
CSMC Trust, 2019-UVIL A	3.160%	12/15/41	1,480,000	1,427,592	(b)
CSMC Trust, 2020-AFC1 A1	2.240%	2/25/50	1,472,766	1,497,766	(a)(b)
FDIC Guaranteed Notes Trust, 2010-S2 3A (1 mo. USD LIBOR + 0.700%)	0.855%	12/29/45	13,686	13,692	(a)(b)

See Notes to Schedule of Investments.

14	Western Asset Ultra-Short Income Fund 2020 Quarterly Report

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(g) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KS12 A (1 mo. USD LIBOR + 0.650%)	0.824%	8/25/29	$1,200,000	$1,209,950	(a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC Trust, 3877 FA (1 mo. USD LIBOR + 0.350%)	0.512%	11/15/40	90,610	90,647	(a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC Trust, 4945 KF (1 mo. USD LIBOR + 0.450%)	0.612%	9/25/49	1,314,744	1,320,447	(a)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 2019 F	2.484%	6/1/28	11,080	11,157	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA3 M2 (1 mo. USD LIBOR + 2.500%)	2.675%	3/25/30	490,000	498,323	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2014-HQ2 M2 (1 mo. USD LIBOR + 2.200%)	2.375%	9/25/24	49,202	49,292	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2020-DNA4 M1 (1 mo. USD LIBOR + 1.500%)	1.658%	8/25/50	500,000	503,552	(a)(b)
Federal National Mortgage Association (FNMA) - CAS, 2014-C04 1M2 (1 mo. USD LIBOR + 4.900%)	5.075%	11/25/24	155,781	161,028	(a)(b)
Federal National Mortgage Association (FNMA) - CAS, 2013-C01 M2 (1 mo. USD LIBOR + 5.250%)	5.425%	10/25/23	321,680	305,777	(a)
Federal National Mortgage Association (FNMA) - CAS, 2014-C01 M2 (1 mo. USD LIBOR + 4.400%)	4.575%	1/25/24	453,104	415,686	(a)
Federal National Mortgage Association (FNMA) - CAS, 2014-C04 2M2 (1 mo. USD LIBOR + 5.000%)	5.175%	11/25/24	193,212	198,755	(a)
Federal National Mortgage Association (FNMA) - CAS, 2018-C03 1M2C (1 mo. USD LIBOR + 2.150%)	2.325%	10/25/30	320,000	303,688	(a)(b)
Federal National Mortgage Association (FNMA) - CAS, 2018-C06 1M2 (1 mo. USD LIBOR + 2.000%)	2.175%	3/25/31	410,408	403,796	(a)(b)

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2020 Quarterly Report	15

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(g) - (continued)
Federal National Mortgage Association (FNMA), Grantor Trust, 2000-T6 A3	4.238%	11/25/40	$124,313	$127,863	(a)
Federal National Mortgage Association (FNMA), Grantor Trust, 2002-T19 A4	4.316%	3/25/42	954,282	1,050,824	(a)
Federal National Mortgage Association (FNMA), Grantor Trust, 2004-T3 2A	3.908%	8/25/43	652,914	682,013	(a)
Federal National Mortgage Association (FNMA), REMIC Trust, 1997-20 F	2.104%	3/25/27	27,651	27,892	(a)
Federal National Mortgage Association (FNMA), Whole Loan, 2003-W6 6A	3.920%	8/25/42	554,142	582,066	(a)
Federal National Mortgage Association (FNMA), Whole Loan, 2003-W8 3F1 (1 mo. USD LIBOR + 0.400%)	0.575%	5/25/42	85,961	85,581	(a)
GCAT TRUST, 2020-NQM1 A3	2.554%	1/25/60	1,558,413	1,584,082	(b)
Gosforth Funding PLC, 2017-1A A1A (3 mo. USD LIBOR + 0.470%)	0.786%	12/19/59	51,334	51,358	(a)(b)
Government National Mortgage Association (GNMA), 2013-H08 BF (1 mo. USD LIBOR + 0.400%)	0.564%	3/20/63	488,359	487,755	(a)
Government National Mortgage Association (GNMA), 2011-H07 FA (1 mo. USD LIBOR + 0.500%)	0.664%	2/20/61	244,236	244,469	(a)
Government National Mortgage Association (GNMA), 2016-H07 FK (1 mo. USD LIBOR + 1.000%)	1.164%	3/20/66	2,684,062	2,736,198	(a)
Government National Mortgage Association (GNMA), 2017-H15 FN (1 mo. USD LIBOR + 0.500%)	0.664%	7/20/67	934,777	936,100	(a)
GS Mortgage Securities Corp. II, 2000-1A A (1 mo. USD LIBOR + 0.350%)	2.465%	3/20/23	194,757	195,082	(a)(b)
GS Mortgage Securities Corp. Trust, 2019- SOHO A (1 mo. USD LIBOR + 0.900%)	1.062%	6/15/36	1,500,000	1,486,746	(a)(b)
Impac CMB Trust, 2005-7 A1 (1 mo. USD LIBOR + 0.520%)	0.695%	11/25/35	357,597	321,043	(a)
IMT Trust, 2017-APTS AFL (1 mo. USD LIBOR + 0.700%)	0.862%	6/15/34	451,874	447,441	(a)(b)
JPMorgan Mortgage Trust, 2018-5 A1	3.500%	10/25/48	219,749	226,545	(a)(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2016-C32 ASB	3.514%	12/15/49	540,000	588,997
Morgan Stanley Capital I Trust, 2017- ASHF A (1 mo. USD LIBOR + 0.850%)	1.012%	11/15/34	187,606	176,666	(a)(b)

See Notes to Schedule of Investments.

16	Western Asset Ultra-Short Income Fund 2020 Quarterly Report

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(g) - (continued)
MRCD Mortgage Trust, 2019-PARK A	2.718%	12/15/36	$1,520,000	$1,569,157	(b)
New Residential Mortgage Loan Trust, 2015-1A A3	3.750%	5/28/52	335,058	363,030	(a)(b)
New Residential Mortgage Loan Trust, 2016-4A A1	3.750%	11/25/56	187,269	202,325	(a)(b)
New Residential Mortgage Loan Trust, 2017-3A A1	4.000%	4/25/57	367,921	402,562	(a)(b)
New Residential Mortgage Loan Trust, 2019-6A A1B	3.500%	9/25/59	658,448	695,381	(a)(b)
New York Mortgage Trust, 2005-2 A (1 mo. USD LIBOR + 0.660%)	0.835%	8/25/35	170,219	162,893	(a)
Nomura Asset Acceptance Corp. Alternative Loan Trust, 2003-A1 M	6.558%	5/25/33	370,076	322,141	(a)
Nomura Asset Acceptance Corp. Alternative Loan Trust, 2007-1 1A4	6.138%	3/25/47	365,873	381,733
PMT Credit Risk Transfer Trust, 2019-2R A (1 mo. USD LIBOR + 2.750%)	2.920%	5/27/23	480,344	453,475	(a)(b)
PMT Credit Risk Transfer Trust, 2019-3R A (1 mo. USD LIBOR + 2.700%)	2.870%	10/27/22	626,245	604,506	(a)(b)
Prime Mortgage Trust, 2006-DR1 2A1	5.500%	5/25/35	371,700	309,660	(b)
RAMP Trust, 2004-SL4 A5	7.500%	7/25/32	8,913	5,921
Residential Asset Securitization Trust, PAC, 2003-A11 A2 (1 mo. USD LIBOR + 0.450%)	0.625%	11/25/33	87,389	84,228	(a)
Rosslyn Portfolio Trust, 2017-ROSS A (1 mo. USD LIBOR + 0.950%, 1.939% floor)	1.939%	6/15/33	478,625	471,587	(a)(b)
Sequoia Mortgage Trust, 9 2A	2.668%	9/20/32	127,226	122,919	(a)
Structured ARM Loan Trust, 2004-2 1A1	4.146%	3/25/34	203,314	198,666	(a)
Structured Asset Securities Corp., 2005- RF3 2A	3.894%	6/25/35	523,898	485,694	(a)(b)
Tharaldson Hotel Portfolio Trust, 2018- THL A (1 mo. USD LIBOR + 0.750%)	0.904%	11/11/34	291,629	279,842	(a)(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR8, 2A1A (1 mo. USD LIBOR + 0.580%)	0.755%	7/25/45	1,559,105	1,487,211	(a)
WaMu Mortgage Pass-Through Certificates Trust, 2005-4 CB9 (1 mo. USD LIBOR + 0.400%)	0.575%	6/25/35	439,339	358,650	(a)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR6 2A1A (1 mo. USD LIBOR + 0.460%)	0.635%	4/25/45	1,454,567	1,441,199	(a)

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2020 Quarterly Report	17

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(g) - (continued)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR8 2AB3 (1 mo. USD LIBOR + 0.720%)	0.895%	7/25/45	$499,701	$484,183	(a)
Wells Fargo Commercial Mortgage Trust, 2015-NXS3 ASB	3.371%	9/15/57	170,000	179,961

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $38,035,528)				37,963,054

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 4.8%
U.S. Government Obligations - 4.8%
U.S. Treasury Bonds	2.000%	2/15/50	760,000	860,463
U.S. Treasury Notes	0.125%	7/31/22	6,660,000	6,658,439
U.S. Treasury Notes	0.250%	5/31/25	2,480,000	2,480,387
U.S. Treasury Notes	0.250%	6/30/25	500,000	499,961
U.S. Treasury Notes	0.250%	7/31/25	1,955,000	1,954,084

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $12,446,242)				12,453,334

MORTGAGE-BACKED SECURITIES - 1.0%
FNMA - 0.5%
Federal National Mortgage Association (FNMA)	2.000%	9/1/50	800,000	825,062	(h)
Federal National Mortgage Association (FNMA)	2.500%	9/1/50	100,000	105,250	(h)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.375%)	2.717%	9/1/37	334,544	348,667	(a)

Total FNMA				1,278,979

GNMA - 0.5%
Government National Mortgage Association (GNMA) II	5.000%	1/20/49	414,168	448,792
Government National Mortgage Association (GNMA) II	2.000%	9/1/50	400,000	414,469	(h)
Government National Mortgage Association (GNMA) II	2.500%	9/1/50	300,000	316,125	(h)

Total GNMA				1,179,386

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $2,466,995)				2,458,365

See Notes to Schedule of Investments.

18	Western Asset Ultra-Short Income Fund 2020 Quarterly Report

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SENIOR LOANS - 0.5%
COMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.0%††
Level 3 Financing Inc., 2027 Term Loan B (1 mo. USD LIBOR + 1.750%)	1.906%	3/1/27	$41,559	$40,364	(a)(i)(j)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. USD LIBOR + 2.500%)	2.662%	1/31/28	40,000	39,053	(a)(i)(j)

Total Diversified Telecommunication Services				79,417

Media - 0.3%
Charter Communications Operating LLC, Term LoanB1 (1mo. USDLIBOR + 1.750%)	1.910%	4/30/25	25,740	25,367	(a)(i)(j)
Numericable U.S. LLC, USD Term Loan B12 (1 mo. USD LIBOR + 3.688%)	4.438%	1/31/26	38,452	37,779	(a)(i)(j)
Univision Communications Inc., 2020 Replacement New First Lien Term Loan (1 mo. USD LIBOR + 3.750%)	4.750%	3/16/26	589,282	577,791	(a)(i)(j)

Total Media				640,937

TOTAL COMMUNICATION SERVICES				720,354

CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.0%††
Prime Security Services Borrower LLC, 2019 Refinancing Term Loan B1 (1 mo. USD LIBOR + 3.250%)	4.250%	9/23/26	76,744	76,608	(a)(i)(j)

Hotels, Restaurants & Leisure - 0.1%
1011778 BC Unlimited Liability Co., Term Loan B4 (1 mo. USD LIBOR + 1.750%)	1.906%	11/19/26	80,630	77,779	(a)(i)(j)
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.750%)	2.906%	12/23/24	21,937	20,690	(a)(i)(j)
Hilton Worldwide Finance LLC, Refinance Term LoanB2 (1mo. USDLIBOR + 1.750%)	1.925%	6/22/26	85,086	82,118	(a)(i)(j)

Total Hotels, Restaurants & Leisure				180,587

Specialty Retail - 0.0%††
Michaels Stores Inc., 2018 New Replacement Term Loan B	3.500-3.568%	1/30/23	31,455	30,285	(a)(i)(j)

TOTAL CONSUMER DISCRETIONARY				287,480

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2020 Quarterly Report	19

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FINANCIALS - 0.0%††
Diversified Financial Services - 0.0%††
Trans Union LLC, Term Loan B5 (1 mo. USD LIBOR + 1.750%)	1.906%	11/16/26	$36,283	$35,500	(a)(i)(j)
VFH Parent LLC, Initial Term Loan (1 mo. USD LIBOR + 3.000%)	3.164%	3/1/26	8,229	8,161	(a)(i)(j)

Total Diversified Financial Services				43,661

Insurance - 0.0%††
Asurion LLC, New Term Loan B7 (1 mo. USD LIBOR + 3.000%)	3.156%	11/3/24	49,370	48,620	(a)(i)(j)

TOTAL FINANCIALS				92,281

HEALTH CARE - 0.0%††
Health Care Providers & Services - 0.0%††
Jaguar Holding Co. II, 2018 Term Loan (1 mo. USD LIBOR + 2.500%)	3.500%	8/18/22	53,356	53,292	(a)(i)(j)

INDUSTRIALS - 0.0%††
Airlines - 0.0%††
American Airlines Inc., 2017 Replacement Term Loan B (1 mo. USD LIBOR + 2.000%)	2.162%	12/14/23	33,650	26,796	(a)(i)(j)

MATERIALS - 0.1%
Containers & Packaging - 0.1%
Berry Global Inc., Term Loan W (1 mo. USD LIBOR + 2.000%)	2.155%	10/1/22	57,484	56,849	(a)(i)(j)
Berry Global Inc., Term Loan X (1 mo. USD LIBOR + 2.000%)	2.155%	1/19/24	26,719	26,423	(a)(i)(j)
Reynolds Consumer Products LLC, Initial Term Loan (1 mo. USD LIBOR + 1.750%)	1.906%	2/4/27	9,405	9,299	(a)(i)(j)

TOTAL MATERIALS				92,571

TOTAL SENIOR LOANS (Cost - $1,272,552)				1,272,774

SOVEREIGN BONDS - 0.5%
United Arab Emirates - 0.5%
Abu Dhabi Government International Bond, Senior Notes (Cost - $1,207,132)	0.750%	9/2/23	1,210,000	1,209,898	(b)(f)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $227,023,784)				227,623,808

See Notes to Schedule of Investments.

20	Western Asset Ultra-Short Income Fund 2020 Quarterly Report

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 13.0%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $33,907,506)	0.055%	33,907,506	$33,907,506	(e)

TOTAL INVESTMENTS - 100.6% (Cost - $260,931,290)			261,531,314
Liabilities in Excess of Other Assets - (0.6)%			(1,559,074)

TOTAL NET ASSETS - 100.0%			$259,972,240

††	Represents less than 0.1%.

(a)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At August 31, 2020, the total market value of investments in Affiliated Companies was $34,052,879 and the cost was $34,053,625 (Note 2).

(f)	Securities traded on a when-issued or delayed delivery basis.

(g)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(h)	This security is traded on a to-be-announced (“TBA”) basis. At August 31, 2020, the Fund held TBA securities with a total cost of $1,664,883.

(i)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(j)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2020 Quarterly Report	21

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

Abbreviation(s) used in this schedule:

ARM	— Adjustable Rate Mortgage
CAS	— Connecticut Avenue Securities
CLO	— Collateralized Loan Obligation
LIBOR	— London Interbank Offered Rate
PAC	— Planned Amortization Class
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
STRIPS	— Separate Trading of Registered Interest and Principal Securities
USD	— United States Dollar

At August 31, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	45	12/20	$11,025,072	$11,217,937	$192,865
U.S. Treasury 10-Year Notes	39	12/20	5,426,045	5,430,750	4,705

					197,570

Contracts to Sell:
U.S. Treasury 5-Year Notes	216	12/20	27,208,517	27,222,750	(14,233)
U.S. Treasury Long-Term Bonds	35	12/20	6,219,210	6,150,156	69,054
U.S. Treasury Ultra Long-Term Bonds	4	12/20	896,032	883,625	12,407

					67,228

Net unrealized appreciation on open futures contracts					$264,798

At August 31, 2020, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
$146,000	5/15/27	0.260% annually	Daily U.S. Federal Funds Intraday Effective Rate annually	$(453)	$461

†	Percentage shown is an annual percentage rate.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

22	Western Asset Ultra-Short Income Fund 2020 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Ultra-Short Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

23

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

24

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$114,436,689	—	$114,436,689
Asset-Backed Securities	—	57,829,694	—	57,829,694
Collateralized Mortgage Obligations	—	37,963,054	—	37,963,054
U.S. Government & Agency Obligations	—	12,453,334	—	12,453,334
Mortgage-Backed Securities	—	2,458,365	—	2,458,365
Senior Loans	—	1,272,774	—	1,272,774
Sovereign Bonds	—	1,209,898	—	1,209,898

Total Long-Term Investments	—	227,623,808	—	227,623,808

Short-Term Investments†	$33,907,506	—	—	33,907,506

Total Investments	$33,907,506	$227,623,808	—	$261,531,314

Other Financial Instruments:
Futures Contracts	$279,031	—	—	$279,031
Centrally Cleared Interest Rate Swaps	—	$461	—	461

Total Other Financial Instruments	$279,031	$461	—	$279,492

Total	$34,186,537	$227,624,269	—	$261,810,806

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL3)	TOTAL
Other Financial Instruments:
Futures Contracts	$14,233	—	—	$14,233

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The Fund invested in Western Asset Premier Institutional Government Reserves, Premium Shares, an affiliated registered money market fund managed by Western Asset Management Company, LLC, the Fund’s subadviser. Benefit Street Partners is a wholly-owned subsidiary of Franklin Resources. The following companies were considered affiliated companies for all or some portion of the period ended

25

Notes to Schedule of Investments (unaudited) (continued)

August 31, 2020. The following transactions were effected in shares of such companies for the ended August 31, 2020.

	Affiliate Value at May 31, 2020	Purchased		Sold
		Cost	Shares	Cost	Shares
Benefit Street Partners CLO VII Ltd., 2015-VIIA A1AR	$188,336	—	—	$44,656	44,766
Western Asset Premier Institutional Government Reserves, Premium Shares	13,769,024	$68,968,723	68,968,723	48,830,241	48,830,241

	$13,957,360	$68,968,723		$48,874,897

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at August 31, 2020
Benefit Street Partners CLO VII Ltd., 2015-VIIA A1AR	—	$792	$1,693	$145,373
Western Asset Premier Institutional Government Reserves, Premium Shares	—	3,055	—	33,907,506

	—	$3,847	$1,693	$34,052,879

26